Property and Equipment, Net	12 Months Ended
Dec. 31, 2017
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 3:	PROPERTY AND EQUIPMENT, NET

	December 31
	2017	2016

Cost:
Computers and peripheral equipment	$11,782	$10,019
Office furniture and equipment	1,293	1,194
Leasehold improvements	1,896	1,677

	14,971	12,890

Less accumulated depreciation	(12,184)	(10,809)

Property and equipment, net	$2,787	$2,081

Depreciation expense amounted to $1,303, $1,246 and $1,337 in 2017, 2016 and 2015, respectively.